Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Aug. 31, 2024	Aug. 31, 2023
Income Statement [Abstract]
Revenue		$ 314,719	$ 388,038
Cost of revenue		323,038	424,189
Gross loss		(8,319)	(36,151)
Operating expenses:
Selling and marketing expenses		61,211	33,531
General and administrative expenses		26,250,276	6,063,488
Total operating expenses		26,311,487	6,097,019
Loss from operation		(26,319,806)	(6,133,170)
Other income/(expense)
Interest income/(expense)		142	(11)
Other income/(expense)		4,268	(184,192)
Total other income/(expense)		4,410	(184,203)
Loss from operation before income taxes		(26,315,396)	(6,317,373)
Income tax expenses
Net loss		(26,315,396)	(6,317,373)
Less: Net loss attributable to non-controlling interests		(436,805)	(259,480)
Net loss attributable to equity holders of the Company		(25,878,591)	(6,057,893)
Other comprehensive loss:
Foreign currency translation adjustment		(54,364)	(77,381)
Total comprehensive loss		(25,932,955)	(6,135,274)
Less: net comprehensive loss attributable to non-controlling interests		(22,573)	(5,535)
Net comprehensive loss attributable to equity holders of the Company		$ (25,910,382)	$ (6,129,739)
Net loss attributable to equity holders of the Company per common share:
Basic	[1]	$ (1.01)	$ (0.24)
Diluted	[1]	$ (1.01)	$ (0.24)
Weighted average number of common shares outstanding:
Basic		25,678,138	25,505,879
Diluted		25,678,138	25,505,879

[1]	Retroactively presented to reflect 1-for-4 reverse stock split effective on September 11, 2024.